Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 1,326
2026	1,451
2027	287
Total undiscounted lease payments	3,064
Less: imputed interest	(126)
Total operating lease liabilities	2,938
Amounts due within 12 months	1,237	$ 1,216
Non-current operating lease liability	$ 1,701	$ 210